Quarterly Holdings Report
for
Fidelity® International Small Cap Fund
July 31, 2023
ISC-NPRT3-0923
1.804839.119
Common Stocks - 96.1%
	Shares	Value ($)
Australia - 3.6%
EBOS Group Ltd.	618,595	14,811,271
Flight Centre Travel Group Ltd. (a)(b)	1,241,931	19,495,372
GUD Holdings Ltd.	2,849,195	19,080,629
Imdex Ltd.	12,747,570	16,782,584
Inghams Group Ltd.	13,945,540	26,228,214
Nanosonics Ltd. (a)	4,720,837	14,998,765
National Storage REIT unit	8,738,696	13,617,895
Servcorp Ltd. (c)	7,066,585	14,002,544
SomnoMed Ltd. (a)(c)	4,189,521	2,574,903
TOTAL AUSTRALIA		141,592,177
Austria - 1.7%
Mayr-Melnhof Karton AG (b)	205,012	31,287,004
Strabag SE	229,279	9,629,924
Wienerberger AG	808,900	26,521,477
TOTAL AUSTRIA		67,438,405
Belgium - 1.1%
Econocom Group SA	4,581,895	13,224,208
Fagron NV	1,586,600	28,225,471
TOTAL BELGIUM		41,449,679
Brazil - 2.2%
Atacadao SA	8,088,400	23,467,692
Hypera SA	4,143,400	37,905,046
YDUQS Participacoes SA	5,099,500	23,929,771
TOTAL BRAZIL		85,302,509
Canada - 4.6%
CCL Industries, Inc. Class B	338,600	16,233,490
Computer Modelling Group Ltd.	3,070,263	16,764,034
ECN Capital Corp.	4,620,800	9,180,978
Genesis Land Development Corp. (c)	4,033,799	6,393,387
Lassonde Industries, Inc. Class A (sub. vtg.)	219,999	20,642,685
McCoy Global, Inc. (b)	1,327,470	1,469,765
North West Co., Inc.	993,800	24,192,151
Open Text Corp.	668,096	28,696,741
Parkland Corp.	652,900	17,829,545
Quebecor, Inc. Class A	420,200	10,356,425
Richelieu Hardware Ltd.	303,400	10,128,289
Total Energy Services, Inc.	672,196	5,219,950
VerticalScope Holdings, Inc. (a)	677,619	2,235,349
Western Forest Products, Inc. (c)	16,765,775	13,095,778
TOTAL CANADA		182,438,567
China - 3.3%
Best Pacific International Holdings Ltd.	22,158,900	2,926,524
Chervon Holdings Ltd.	3,345,000	12,524,074
Far East Horizon Ltd.	24,099,000	18,076,799
Impro Precision Industries Ltd. (d)	21,362,300	7,340,902
Precision Tsugami China Corp. Ltd.	9,440,453	10,531,221
Qingdao Port International Co. Ltd. (H Shares) (d)	34,377,000	18,204,748
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	4,773,466	17,201,800
Sinopharm Group Co. Ltd. (H Shares)	6,564,000	20,578,517
Weifu High-Technology Group Co. Ltd. (B Shares)	7,079,886	9,531,960
Xingda International Holdings Ltd.	66,427,353	12,350,416
TOTAL CHINA		129,266,961
Denmark - 0.5%
Spar Nord Bank A/S	1,194,575	19,000,677
Finland - 1.6%
Huhtamaki Oyj	749,500	26,625,871
Nanoform Finland PLC (a)	797,822	1,600,900
Rovio Entertainment OYJ (d)	2,534,169	25,661,996
Tokmanni Group Corp.	667,907	10,310,467
TOTAL FINLAND		64,199,234
France - 2.4%
Altarea SCA (b)	133,357	12,463,212
Antin Infrastructure Partners SA	373,955	6,714,300
ARGAN SA	242,000	18,279,627
Elior SA (a)(b)(d)	3,035,300	7,742,565
Lectra	361,754	11,514,820
Maisons du Monde SA (d)	1,033,507	10,840,693
Thermador Groupe SA	323,666	28,683,184
TOTAL FRANCE		96,238,401
Germany - 4.4%
DWS Group GmbH & Co. KGaA (d)	226,600	7,957,746
JOST Werke AG (d)	426,506	24,853,997
NORMA Group AG	623,692	10,992,562
Rheinmetall AG	172,725	48,883,127
Stabilus Se	316,900	18,066,176
Takkt AG	1,279,912	18,378,858
Talanx AG	712,867	43,657,508
TOTAL GERMANY		172,789,974
Greece - 1.2%
Mytilineos SA	1,178,216	49,045,680
Hong Kong - 1.9%
ASMPT Ltd.	2,691,000	26,171,941
China Metal Recycling (Holdings) Ltd. (a)(e)	436,800	1
HKT Trust/HKT Ltd. unit	9,770,000	11,512,688
Magnificent Hotel Investment Ltd. (a)	316,412,000	4,543,993
Pico Far East Holdings Ltd.	61,300,071	10,689,725
Sino Land Ltd.	11,082,375	13,570,719
WH Group Ltd. (d)	14,230,500	7,766,865
TOTAL HONG KONG		74,255,932
Hungary - 0.9%
Richter Gedeon PLC	1,397,000	35,240,127
India - 2.1%
Embassy Office Parks (REIT)	5,069,400	19,230,927
IndusInd Bank Ltd.	956,800	16,494,446
Mahanagar Gas Ltd.	1,575,600	21,425,018
Shriram Transport Finance Co. Ltd.	1,092,652	25,152,652
TOTAL INDIA		82,303,043
Indonesia - 0.7%
PT Avia Avian Tbk	203,834,400	8,380,459
PT Selamat Sempurna Tbk	147,354,400	19,543,024
TOTAL INDONESIA		27,923,483
Ireland - 1.8%
AerCap Holdings NV (a)	286,472	18,279,778
Dalata Hotel Group PLC (a)	4,560,609	21,336,228
Irish Residential Properties REIT PLC	15,083,700	16,053,823
Mincon Group PLC (c)	13,529,844	13,983,500
TOTAL IRELAND		69,653,329
Italy - 2.3%
Banca Generali SpA	565,700	21,197,322
BFF Bank SpA (d)	2,405,056	27,131,124
MARR SpA (a)	985,827	15,326,583
Recordati SpA	552,011	28,495,650
TOTAL ITALY		92,150,679
Japan - 19.5%
Amano Corp.	980,150	22,239,653
Arcland Sakamoto Co. Ltd.	1,940,034	22,323,380
ASKUL Corp.	1,561,100	21,759,824
Bank of Kyoto Ltd.	262,600	15,470,078
Capcom Co. Ltd.	595,900	26,807,437
Central Automotive Products Ltd.	425,700	10,697,484
DaikyoNishikawa Corp.	2,441,100	13,572,629
Dexerials Corp.	783,200	17,726,806
Dip Corp.	587,900	14,814,758
Funai Soken Holdings, Inc.	1,111,300	20,583,246
GMO Internet, Inc.	1,142,200	22,644,889
Inaba Denki Sangyo Co. Ltd.	1,225,400	27,175,602
Isuzu Motors Ltd.	1,623,900	21,025,718
Justsystems Corp.	420,200	11,944,532
Kamigumi Co. Ltd.	1,341,300	31,094,137
Kansai Electric Power Co., Inc.	1,995,800	26,233,761
LIXIL Group Corp. (b)	923,000	11,791,744
Maruwa Ceramic Co. Ltd.	157,000	26,033,318
Meitec Corp.	958,100	17,425,816
Minebea Mitsumi, Inc.	1,087,200	20,083,377
Mitani Shoji Co. Ltd.	1,042,800	10,130,036
Nishimoto Co. Ltd.	359,000	11,885,495
NOF Corp.	709,900	30,593,589
NSD Co. Ltd.	1,258,400	24,616,928
PALTAC Corp.	697,700	23,417,689
Park24 Co. Ltd. (a)	767,700	10,107,209
Persol Holdings Co. Ltd.	1,107,800	21,865,550
Relo Group, Inc.	1,325,000	18,273,293
Renesas Electronics Corp. (a)	2,989,700	57,682,791
Roland Corp.	726,500	20,682,002
S Foods, Inc.	1,137,623	26,788,297
San-Ai Obbli Co. Ltd.	1,799,200	20,437,263
Ship Healthcare Holdings, Inc.	1,454,200	23,545,845
Sumco Corp.	1,248,900	18,171,883
TIS, Inc.	679,300	17,203,936
TKC Corp.	301,500	7,830,756
Tsuruha Holdings, Inc.	314,200	24,106,372
TOTAL JAPAN		768,787,123
Korea (South) - 1.7%
Hyundai Fire & Marine Insurance Co. Ltd.	546,046	12,243,855
Soulbrain Co. Ltd.	158,300	33,760,722
Vitzrocell Co. Ltd. (c)	1,372,541	21,473,480
TOTAL KOREA (SOUTH)		67,478,057
Mexico - 4.2%
Bolsa Mexicana de Valores S.A.B. de CV	10,435,182	22,122,960
GCC S.A.B. de CV	2,930,800	28,473,129
Genomma Lab Internacional SA de CV	17,396,561	15,594,051
Gruma S.A.B. de CV Series B	2,317,600	41,574,242
Grupo Comercial Chedraui S.A.B. de CV	5,130,600	30,045,186
Qualitas Controladora S.A.B. de CV	3,581,235	26,355,067
TOTAL MEXICO		164,164,635
Netherlands - 1.2%
Acomo NV	874,199	19,800,345
Arcadis NV	406,750	17,844,143
Van Lanschot Kempen NV (Bearer)	283,041	9,273,867
TOTAL NETHERLANDS		46,918,355
Norway - 1.5%
Europris ASA (d)	4,400,523	26,702,598
Selvaag Bolig ASA	2,186,000	6,923,557
Sparebanken Midt-Norge	1,886,626	26,470,340
TOTAL NORWAY		60,096,495
Peru - 0.4%
Intercorp Financial Services, Inc.	683,100	16,763,274
Philippines - 1.3%
Century Pacific Food, Inc.	59,549,800	28,191,821
Robinsons Land Corp.	77,489,300	21,164,230
TOTAL PHILIPPINES		49,356,051
Romania - 0.6%
Banca Transilvania SA	4,760,605	21,854,183
Singapore - 1.8%
Boustead Singapore Ltd.	13,374,312	8,951,410
HRnetgroup Ltd.	29,178,700	16,018,388
Mapletree Industrial (REIT)	14,230,731	23,972,053
The Hour Glass Ltd.	12,996,880	20,329,769
TOTAL SINGAPORE		69,271,620
Spain - 3.6%
Cie Automotive SA	852,000	26,679,324
Compania de Distribucion Integral Logista Holdings SA	1,388,500	38,654,924
Grupo Catalana Occidente SA	731,085	24,436,370
Indra Sistemas SA (b)	1,941,877	28,225,940
Prosegur Compania de Seguridad SA (Reg.)	6,982,481	12,867,051
Viscofan Envolturas Celulosicas SA	178,900	11,605,332
TOTAL SPAIN		142,468,941
Sweden - 1.3%
Granges AB	1,987,476	20,296,936
Haypp Group (a)	1,154,900	5,485,731
HEXPOL AB (B Shares)	1,875,600	20,366,040
Nordnet AB	376,000	5,579,419
TOTAL SWEDEN		51,728,126
Switzerland - 0.6%
Anhui Heli Co. Ltd. ELS (UBS AG London Branch Bank Warrant Programme) Class A warrants 1/5/24 (a)(d)	8,014,256	24,369,910
Taiwan - 3.2%
International Games Systems Co. Ltd.	2,037,000	39,658,293
Lumax International Corp. Ltd.	4,537,292	11,643,689
Sporton International, Inc.	1,966,977	15,024,391
Test Research, Inc.	7,892,000	15,289,716
Tripod Technology Corp.	4,536,000	24,346,821
Yageo Corp.	845,578	12,340,186
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	2,538,000	6,085,848
TOTAL TAIWAN		124,388,944
Thailand - 0.5%
Star Petroleum Refining PCL (For. Reg.)	70,104,800	17,954,544
United Kingdom - 15.6%
Alliance Pharma PLC (b)	18,161,527	11,886,874
Ashtead Technology Holdings PLC (c)	7,272,000	36,490,158
B&M European Value Retail SA	4,638,800	32,933,124
Bodycote PLC	1,967,871	17,476,233
Cab Payments Holdings Ltd.	2,731,400	10,060,332
DCC PLC (United Kingdom)	420,200	24,326,184
Direct Line Insurance Group PLC	8,403,700	16,225,865
Grainger Trust PLC	6,741,166	21,783,911
Harbour Energy PLC	4,471,994	15,294,791
Hiscox Ltd.	2,334,148	32,321,756
Indivior PLC (a)	656,500	14,769,363
Informa PLC	2,889,633	28,117,168
J.D. Wetherspoon PLC (a)	2,015,900	17,488,832
Jet2 PLC	1,762,100	25,418,035
John Wood Group PLC (a)	12,397,900	23,516,229
Lancashire Holdings Ltd.	2,100,900	16,096,254
LSL Property Services PLC	4,204,235	14,567,863
Luxfer Holdings PLC sponsored	1,079,659	13,668,483
Mears Group PLC (c)	7,653,314	26,862,843
On The Beach Group PLC (a)(d)	6,731,236	7,688,293
Pets At Home Group PLC	2,742,500	13,810,861
Premier Foods PLC	15,860,500	25,809,598
Rathbone Brothers PLC	596,400	13,777,019
RS GROUP PLC	2,280,653	22,964,269
Sabre Insurance Group PLC (d)	9,562,200	16,934,876
Savills PLC	1,552,000	19,399,735
Tate & Lyle PLC	3,343,443	32,030,879
Ten Entertainment Group PLC (c)	5,931,311	22,455,247
Vistry Group PLC	1,740,898	17,638,863
WH Smith PLC	1,159,600	22,218,418
TOTAL UNITED KINGDOM		614,032,356
United States of America - 2.8%
Adient PLC (a)	487,300	20,739,488
Adtalem Global Education, Inc. (a)	554,100	23,959,284
Antero Resources Corp. (a)	920,100	24,612,675
RHI Magnesita NV (b)	1,054,291	40,428,368
TOTAL UNITED STATES OF AMERICA		109,739,815
TOTAL COMMON STOCKS (Cost $3,439,925,158)		3,779,661,286

Money Market Funds - 2.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (f)	61,424,413	61,436,698
Fidelity Securities Lending Cash Central Fund 5.32% (f)(g)	52,462,824	52,468,070
TOTAL MONEY MARKET FUNDS (Cost $113,904,768)		113,904,768

TOTAL INVESTMENT IN SECURITIES - 99.0% (Cost $3,553,829,926)	3,893,566,054
NET OTHER ASSETS (LIABILITIES) - 1.0%	38,627,221
NET ASSETS - 100.0%	3,932,193,275

Security Type Abbreviations
ELS	-	EQUITY-LINKED SECURITY

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $213,196,313 or 5.4% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	-	414,463,081	353,026,383	1,552,491	-	-	61,436,698	0.2%
Fidelity Securities Lending Cash Central Fund 5.32%	28,602,852	232,067,635	208,202,417	204,846	-	-	52,468,070	0.2%
Total	28,602,852	646,530,716	561,228,800	1,757,337	-	-	113,904,768

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Ashtead Technology Holdings PLC	19,751,365	1,332,382	-	89,580	-	15,406,411	36,490,158
Genesis Land Development Corp.	5,655,343	-	-	405,932	-	738,044	6,393,387
Mears Group PLC	17,260,781	-	953,818	726,594	(1,261,903)	11,817,783	26,862,843
Mincon Group PLC	13,237,160	-	-	184,176	-	746,340	13,983,500
Servcorp Ltd.	15,413,681	-	-	477,383	-	(1,411,137)	14,002,544
SomnoMed Ltd.	3,698,161	-	-	-	-	(1,123,258)	2,574,903
Ten Entertainment Group PLC	14,590,349	-	-	515,232	-	7,864,898	22,455,247
Vitzrocell Co. Ltd.	12,328,605	-	1,730,761	191,205	258,145	10,617,491	21,473,480
Western Forest Products, Inc.	11,450,665	3,619,949	275,142	328,377	(453,829)	(1,245,865)	13,095,778
Total	113,386,110	4,952,331	2,959,721	2,918,479	(1,457,587)	43,410,707	157,331,840

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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